Trade accounts receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	[1]
Notes and other explanatory information [abstract]
Accounts receivable from customers	$ 1,392	$ 18,013
Provisional price adjustment		(6,429)
Trade accounts receivable	$ 1,392	$ 11,584	$ 22,400

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 2.4 “Presentation currency of the financial statements” for further details.